LVIP Delaware Bond Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.11%
•Fannie Mae Connecticut Avenue Securities
Series 2018-R07 1M2 7.83% (SOFR30A + 2.51%) 4/25/31	101,394	$101,698
Series 2019-R01 2M2 7.88% (SOFR30A + 2.56%) 7/25/31	154,660	155,221
Series 2022-R02 2M2 8.32% (SOFR30A + 3.00%) 1/25/42	4,565,000	4,566,038
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	46,366	46,481
Fannie Mae REMICS
Series 2013-44 Z 3.00% 5/25/43	201,131	137,957
Series 2017-40 GZ 3.50% 5/25/47	3,045,391	2,742,098
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	2,373,635	1,967,261
•Freddie Mac STACR REMIC Trust
Series 2020-DNA2 M2 7.28% (SOFR30A + 1.96%) 2/25/50	1,147,268	1,154,979
Series 2020-HQA2 M2 8.53% (SOFR30A + 3.21%) 3/25/50	1,395,845	1,439,358
Series 2021-DNA1 M2 7.12% (SOFR30A + 1.80%) 1/25/51	26,081,137	26,145,038
Series 2021-DNA3 M2 7.42% (SOFR30A + 2.10%) 10/25/33	12,900,000	12,909,721
Series 2021-DNA5 M2 6.97% (SOFR30A + 1.65%) 1/25/34	11,542,952	11,531,883
Series 2021-HQA1 M2 7.57% (SOFR30A + 2.25%) 8/25/33	33,971,720	33,767,852
Series 2021-HQA2 M2 7.37% (SOFR30A + 2.05%) 12/25/33	25,500,000	24,873,475
Series 2022-DNA1 M2 7.82% (SOFR30A + 2.50%) 1/25/42	11,550,000	11,330,972
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 6.48% (SOFR30A + 1.16%) 12/25/29	761,359	762,102
♦Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	170,908	173,767
GNMA
Series 2013-113 LY 3.00% 5/20/43	2,992,000	2,630,821
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2017-163 ZK 3.50% 11/20/47	676,665	$598,289
Total Agency Collateralized Mortgage Obligations (Cost $138,726,785)		137,035,011
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.04%
•FREMF Mortgage Trust Series 2017-K71 B 3.88% 11/25/50	2,990,000	2,684,577
Total Agency Commercial Mortgage-Backed Security (Cost $2,950,762)		2,684,577
AGENCY MORTGAGE-BACKED SECURITIES–30.51%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	33,734,000	29,110,237
2.50% 8/1/36	30,755,114	27,104,169
5.50% 10/1/38	22,308,661	22,072,673
Fannie Mae S.F. 20 yr
2.00% 3/1/41	14,871,284	11,972,197
2.00% 5/1/41	6,738,926	5,428,621
2.50% 10/1/41	5,247,480	4,359,254
3.00% 12/1/37	9,124,238	8,126,078
3.00% 1/1/38	11,947,278	10,640,315
3.00% 10/1/47	50,873	42,306
4.00% 9/1/42	29,558,748	26,697,792
4.50% 12/1/40	10,838,434	10,188,102
Fannie Mae S.F. 30 yr
2.00% 11/1/50	18,143,111	13,934,140
2.00% 12/1/50	5,464,218	4,195,381
2.00% 1/1/51	5,469,360	4,227,597
2.00% 2/1/51	20,628,786	15,894,498
2.00% 3/1/51	2,062,480	1,576,288
2.00% 5/1/51	1,595,910	1,215,292
2.00% 8/1/51	7,634,856	5,853,717
2.00% 1/1/52	20,136,120	15,523,462
2.50% 8/1/50	25,617,766	20,681,892
2.50% 1/1/51	47,321,415	38,280,045
2.50% 2/1/51	1,347,672	1,074,504
2.50% 4/1/51	24,361,498	19,396,985
2.50% 6/1/51	7,840,897	6,303,364
2.50% 7/1/51	1,168,902	934,755
2.50% 8/1/51	40,199,610	32,250,422
2.50% 2/1/52	42,061,911	33,502,847
3.00% 6/1/45	513,870	434,688
3.00% 4/1/46	2,189,695	1,862,609
3.00% 8/1/46	1,273,933	1,077,117
3.00% 4/1/47	20,879	17,626
3.00% 12/1/47	2,524,029	2,127,405
3.00% 2/1/48	22,495,706	19,022,919
3.00% 3/1/48	17,329,267	14,625,122
3.00% 11/1/48	3,215,942	2,716,807
3.00% 11/1/49	1,410,020	1,191,972
3.00% 12/1/49	19,614,543	16,469,305
LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 2/1/50	1,061,295	$862,805
3.00% 7/1/50	8,379,733	6,991,689
3.00% 5/1/51	2,560,677	2,146,973
3.00% 7/1/51	9,199,819	7,686,387
3.00% 12/1/51	12,877,508	10,744,809
3.00% 2/1/52	8,778,986	7,297,658
3.00% 2/1/57	57,899	47,446
3.50% 1/1/48	6,856,269	6,007,237
3.50% 2/1/48	14,413,334	12,643,628
3.50% 11/1/48	7,488,674	6,556,210
3.50% 3/1/50	2,838,742	2,491,090
3.50% 8/1/50	44,928,380	39,333,644
3.50% 9/1/50	6,727,673	5,910,609
3.50% 3/1/52	24,374,567	21,235,839
3.50% 4/1/52	22,137,047	19,069,488
3.50% 5/1/52	14,661,672	12,761,989
3.50% 6/1/52	14,026,020	12,110,394
4.00% 3/1/47	15,866,363	14,449,155
4.00% 6/1/48	12,034,733	10,919,194
4.00% 10/1/48	11,795,736	10,767,402
4.00% 1/1/50	3,228,329	2,980,340
4.00% 5/1/51	9,186,883	8,303,158
4.50% 7/1/40	959,793	911,574
4.50% 8/1/41	2,329,039	2,200,099
4.50% 2/1/44	9,691,267	9,155,455
4.50% 2/1/46	29,193,493	27,478,845
4.50% 5/1/46	3,757,505	3,549,655
4.50% 12/1/48	3,022,850	2,832,196
4.50% 1/1/49	4,722,311	4,414,054
4.50% 2/1/49	2,577,869	2,410,336
4.50% 1/1/50	8,065,051	7,572,441
4.50% 4/1/50	16,165,869	15,122,399
4.50% 6/1/52	22,970,654	21,112,006
4.50% 9/1/52	37,207,742	34,197,067
4.50% 10/1/52	79,664,894	73,180,381
4.50% 2/1/53	21,708,571	19,941,739
5.00% 7/1/47	22,094,705	21,620,471
5.00% 6/1/48	19,275	18,515
5.00% 1/1/51	20,965,608	20,079,047
5.00% 7/1/52	16,424,509	15,513,793
5.00% 10/1/52	29,737,387	28,094,978
5.00% 8/1/53	34,579,407	32,639,626
5.50% 5/1/44	23,865,928	23,810,025
5.50% 8/1/52	11,827,748	11,507,604
5.50% 10/1/52	32,891,285	31,885,609
5.50% 11/1/52	24,619,459	23,861,239
5.50% 3/1/53	30,275,382	29,272,892
5.50% 4/1/53	18,049,122	17,460,946
6.00% 1/1/42	18,182,671	18,487,761
6.00% 6/1/53	30,200,706	29,814,659
6.00% 7/1/53	14,884,976	14,855,197
6.50% 9/1/53	11,808,535	11,886,560
Freddie Mac S.F. 15 yr 4.50% 5/1/38	5,077,042	4,866,266
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 20 yr
2.00% 3/1/41	16,640,098	$13,436,847
2.00% 5/1/42	14,582,524	11,640,477
2.50% 2/1/42	1,998,315	1,645,427
3.00% 5/1/40	724,630	626,182
3.00% 4/1/42	6,473,912	5,485,764
5.00% 11/1/42	14,708,839	14,032,478
5.50% 7/1/43	27,552,158	26,925,969
Freddie Mac S.F. 30 yr
2.00% 12/1/50	6,599,984	5,045,978
2.00% 9/1/51	17,295,982	13,231,604
2.00% 3/1/52	11,227,035	8,550,544
2.50% 7/1/50	2,105,237	1,686,335
2.50% 3/1/51	3,364,204	2,706,195
2.50% 11/1/51	18,030,213	14,502,944
2.50% 12/1/51	24,618,432	19,745,091
3.00% 1/1/47	57,870,738	48,855,098
3.00% 8/1/48	4,694,264	3,952,682
3.00% 1/1/50	2,981,040	2,503,704
3.00% 7/1/50	4,068,070	3,417,082
3.00% 12/1/50	1,869,431	1,569,360
3.00% 8/1/51	7,947,762	6,615,662
3.00% 8/1/52	19,076,043	15,930,037
3.50% 2/1/47	10,851,507	9,607,767
3.50% 7/1/47	64,152,972	56,451,119
3.50% 11/1/48	19,477,518	17,139,723
3.50% 6/1/52	4,604,467	3,974,420
4.00% 10/1/47	7,418,980	6,677,347
4.00% 9/1/49	7,120,549	6,474,398
4.00% 4/1/52	2,657,679	2,367,376
4.00% 9/1/52	64,615,406	57,734,837
4.50% 1/1/49	4,910,269	4,585,753
4.50% 3/1/49	2,268,998	2,121,728
4.50% 8/1/49	7,335,610	6,868,147
4.50% 7/1/52	5,182,921	4,773,598
4.50% 10/1/52	33,357,365	30,640,183
4.50% 11/1/52	33,227,604	30,521,042
5.00% 10/1/48	2,778,257	2,666,102
5.00% 7/1/52	30,766,720	29,094,707
5.00% 10/1/52	9,857,589	9,307,151
5.00% 6/1/53	10,000,005	9,439,462
5.50% 9/1/41	8,786,323	8,788,607
5.50% 9/1/52	30,864,136	29,972,024
5.50% 11/1/52	19,747,023	19,152,816
5.50% 3/1/53	25,261,665	24,530,758
5.50% 5/1/53	9,090,151	8,788,356
5.50% 9/1/53	27,342,714	26,498,288
6.00% 1/1/53	9,520,833	9,487,323
6.00% 3/1/53	12,412,486	12,269,154
6.00% 9/1/53	11,914,797	11,762,491
GNMA I S.F. 30 yr
3.00% 8/15/45	3,387,174	2,910,441
3.00% 3/15/50	1,869,517	1,589,433
5.50% 10/15/42	10,794,174	10,763,044
LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr
3.00% 8/20/50	3,872,803	$3,351,957
3.00% 12/20/51	15,421,125	13,092,746
5.00% 9/20/52	7,966,679	7,559,885
5.50% 5/20/37	274,391	276,029
5.50% 4/20/53	14,190,287	13,604,702
5.50% 5/20/53	22,823,509	22,159,080
5.50% 7/20/53	13,921,321	13,548,714
6.00% 5/20/53	22,314,538	22,233,597
Total Agency Mortgage-Backed Securities (Cost $2,175,057,883)		1,986,092,847
CORPORATE BONDS–28.53%
Airlines–0.40%
Delta Air Lines, Inc. 7.00% 5/1/25	16,537,000	16,716,528
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	5,328,750	5,279,733
♦United Airlines Pass-Through Trust
3.75% 3/3/28	3,054,961	2,856,902
4.00% 10/11/27	1,300,589	1,235,616
		26,088,779
Auto Manufacturers–0.40%
Mercedes-Benz Finance North America LLC
5.05% 8/3/33	6,800,000	6,442,288
5.10% 8/3/28	20,075,000	19,659,676
		26,101,964
Auto Parts & Equipment–0.17%
Aptiv PLC 3.10% 12/1/51	14,023,000	8,016,304
Nemak SAB de CV 3.63% 6/28/31	4,140,000	3,110,746
		11,127,050
Banks–7.95%
Banco Santander SA 5.59% 8/8/28	8,200,000	8,021,566
μBangkok Bank PCL 3.73% 9/25/34	11,340,000	9,457,673
μBank Hapoalim BM 3.26% 1/21/32	4,635,000	3,951,282
μBank Leumi Le-Israel BM 7.13% 7/18/33	4,260,000	4,180,014
μBank of America Corp.
2.48% 9/21/36	26,285,000	19,127,011
2.97% 2/4/33	9,325,000	7,353,277
5.82% 9/15/29	3,795,000	3,748,426
5.87% 9/15/34	4,095,000	3,985,175
6.20% 11/10/28	22,420,000	22,521,257
μBank of New York Mellon Corp. 4.70% 9/20/25	21,135,000	20,343,710
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBarclays PLC
6.22% 5/9/34	7,610,000	$7,208,872
7.39% 11/2/28	4,335,000	4,447,546
μBBVA Bancomer SA 5.88% 9/13/34	3,475,000	3,041,408
BPCE SA 5.13% 1/18/28	10,570,000	10,203,736
μCitigroup, Inc.
5.61% 9/29/26	14,855,000	14,703,960
6.17% 5/25/34	4,201,000	4,014,573
μCitizens Bank NA 6.06% 10/24/25	10,270,000	9,908,888
Credit Agricole SA 5.51% 7/5/33	14,125,000	13,592,073
Credit Suisse AG 7.95% 1/9/25	13,535,000	13,774,330
μDeutsche Bank AG
3.73% 1/14/32	8,262,000	6,150,182
3.74% 1/7/33	3,995,000	2,866,789
6.72% 1/18/29	18,650,000	18,539,154
7.15% 7/13/27	5,515,000	5,552,333
μFifth Third Bank NA 5.85% 10/27/25	13,250,000	13,034,932
μGoldman Sachs Group, Inc. 3.10% 2/24/33	15,860,000	12,683,349
μHSBC Holdings PLC 5.89% 8/14/27	4,180,000	4,129,006
μHuntington Bancshares, Inc. 6.21% 8/21/29	8,210,000	8,031,438
Huntington National Bank
μ4.55% 5/17/28	6,597,000	6,169,497
5.65% 1/10/30	4,935,000	4,650,443
μING Groep NV 6.08% 9/11/27	4,515,000	4,494,936
μJPMorgan Chase & Co.
1.76% 11/19/31	29,840,000	22,444,500
5.35% 6/1/34	6,680,000	6,334,489
μKeyCorp 4.79% 6/1/33	1,007,000	839,387
μMorgan Stanley
1.93% 4/28/32	5,960,000	4,427,084
2.48% 9/16/36	20,963,000	15,227,251
5.16% 4/20/29	12,870,000	12,381,645
5.25% 4/21/34	2,293,000	2,129,005
5.42% 7/21/34	8,195,000	7,730,277
6.14% 10/16/26	23,885,000	23,907,701
6.30% 10/18/28	12,237,000	12,330,863
6.34% 10/18/33	4,325,000	4,349,649
PNC Bank NA
3.88% 4/10/25	6,913,000	6,667,341
4.05% 7/26/28	7,075,000	6,400,786
μPNC Financial Services Group, Inc. 5.67% 10/28/25	6,130,000	6,082,682
Popular, Inc. 7.25% 3/13/28	17,270,000	17,218,881
‡SVB Financial Group
1.80% 10/28/26	2,432,000	1,555,993
1.80% 2/2/31	4,000,000	2,414,818
4.00% 5/15/26	11,000,000	385,269
LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
‡SVB Financial Group (continued)
4.57% 4/29/33	5,384,000	$3,382,260
Toronto-Dominion Bank 4.11% 6/8/27	3,806,000	3,592,451
Truist Bank
μ2.64% 9/17/29	21,981,000	20,406,861
3.30% 5/15/26	7,220,000	6,657,301
μTruist Financial Corp.
1.89% 6/7/29	13,720,000	11,266,859
4.95% 9/1/25	7,095,000	6,524,433
6.12% 10/28/33	3,551,000	3,414,491
U.S. Bancorp
μ2.49% 11/3/36	4,690,000	3,304,083
3.95% 11/17/25	6,220,000	5,985,404
μ4.65% 2/1/29	16,232,000	15,190,613
μ4.84% 2/1/34	15,640,000	13,770,346
μ5.73% 10/21/26	1,384,000	1,372,487
		517,582,046
Biotechnology–1.55%
Amgen, Inc.
5.15% 3/2/28	3,745,000	3,683,191
5.25% 3/2/30	14,430,000	14,097,919
5.25% 3/2/33	56,138,000	53,665,621
Gilead Sciences, Inc. 5.55% 10/15/53	5,695,000	5,475,441
Royalty Pharma PLC
1.75% 9/2/27	15,130,000	12,909,417
3.35% 9/2/51	12,677,000	7,335,615
3.55% 9/2/50	6,313,000	3,858,502
		101,025,706
Chemicals–0.38%
Celanese U.S. Holdings LLC
6.05% 3/15/25	786,000	783,177
6.17% 7/15/27	10,125,000	9,983,956
OCP SA 5.13% 6/23/51	4,285,000	2,828,100
Sherwin-Williams Co. 3.30% 5/15/50	17,225,000	10,940,388
		24,535,621
Commercial Services–0.05%
ERAC USA Finance LLC 4.90% 5/1/33	3,490,000	3,286,048
		3,286,048
Computers–0.06%
Apple, Inc. 4.30% 5/10/33	4,400,000	4,153,488
		4,153,488
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–1.90%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	7,150,000	$6,404,223
3.00% 10/29/28	20,435,000	17,522,567
3.40% 10/29/33	3,040,000	2,351,505
6.50% 7/15/25	3,035,000	3,038,500
Air Lease Corp.
2.88% 1/15/26	22,595,000	21,037,517
2.88% 1/15/32	11,795,000	9,193,262
3.00% 2/1/30	9,220,000	7,583,392
3.38% 7/1/25	3,290,000	3,125,481
μ4.13% 12/15/26	3,560,000	2,647,932
Aviation Capital Group LLC
3.50% 11/1/27	15,880,000	14,021,682
6.25% 4/15/28	14,567,000	14,245,322
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,925,000	4,502,491
5.88% 7/21/28	11,841,000	11,588,012
6.45% 6/8/27	1,766,000	1,777,807
6.50% 1/20/43	5,130,000	4,940,024
		123,979,717
Electric–3.14%
AEP Texas, Inc.
3.45% 1/15/50	1,805,000	1,163,213
4.15% 5/1/49	1,530,000	1,103,979
5.40% 6/1/33	2,525,000	2,407,230
Alfa Desarrollo SpA 4.55% 9/27/51	4,168,828	2,849,612
Appalachian Power Co.
3.70% 5/1/50	2,410,000	1,618,223
4.50% 8/1/32	7,190,000	6,434,485
Atlantic City Electric Co. 4.00% 10/15/28	1,695,000	1,583,264
Baltimore Gas & Electric Co. 4.55% 6/1/52	6,740,000	5,405,715
Berkshire Hathaway Energy Co. 2.85% 5/15/51	21,640,000	12,480,163
Duke Energy Carolinas LLC 4.95% 1/15/33	28,195,000	26,790,406
μDuke Energy Corp. 4.88% 9/16/24	7,100,000	6,910,346
Duke Energy Indiana LLC
2.75% 4/1/50	11,495,000	6,582,536
3.25% 10/1/49	4,095,000	2,600,946
Enel Finance America LLC 2.88% 7/12/41	11,800,000	7,031,306
Enel Finance International NV
1.88% 7/12/28	3,695,000	3,063,506
2.25% 7/12/31	1,709,000	1,291,253
Entergy Arkansas LLC 4.20% 4/1/49	10,450,000	7,797,112
LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy Texas, Inc. 3.55% 9/30/49	3,560,000	$2,401,420
Evergy Kansas Central, Inc. 3.45% 4/15/50	5,975,000	3,950,433
Evergy Metro, Inc. 3.65% 8/15/25	10,103,000	9,675,676
Exelon Corp. 5.30% 3/15/33	13,150,000	12,539,463
Infraestructura Energetica Nova SAPI de CV 3.75% 1/14/28	7,096,000	6,485,213
Louisville Gas & Electric Co. 4.25% 4/1/49	2,505,000	1,913,736
NextEra Energy Capital Holdings, Inc.
3.00% 1/15/52	5,535,000	3,264,146
5.75% 9/1/25	2,530,000	2,522,895
Oglethorpe Power Corp.
3.75% 8/1/50	8,178,000	5,485,268
5.05% 10/1/48	6,185,000	5,061,553
Pacific Gas & Electric Co. 3.30% 8/1/40	21,588,000	13,822,218
Southern California Edison Co.
3.65% 2/1/50	4,215,000	2,845,547
4.00% 4/1/47	3,505,000	2,534,330
4.88% 3/1/49	11,850,000	9,681,641
Southwestern Electric Power Co. 4.10% 9/15/28	17,845,000	16,560,062
Vistra Operations Co. LLC
5.13% 5/13/25	5,695,000	5,549,335
6.95% 10/15/33	2,760,000	2,707,104
		204,113,335
Engineering & Construction–0.18%
Cellnex Finance Co. SA 3.88% 7/7/41	16,510,000	11,438,788
		11,438,788
Food–0.09%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	7,289,000	6,116,839
		6,116,839
Gas–0.25%
Atmos Energy Corp. 2.85% 2/15/52	4,815,000	2,882,080
Brooklyn Union Gas Co. 3.87% 3/4/29	14,885,000	13,230,677
		16,112,757
Health Care Services–0.89%
HCA, Inc.
3.50% 7/15/51	21,169,000	13,219,792
5.20% 6/1/28	2,457,000	2,374,614
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc.
4.20% 5/15/32	8,831,000	$8,060,242
4.50% 4/15/33	29,812,000	27,585,367
5.05% 4/15/53	7,260,000	6,495,254
		57,735,269
Insurance–1.33%
American International Group, Inc. 5.13% 3/27/33	16,195,000	15,068,792
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	12,560,000	7,403,170
5.00% 9/12/32	12,325,000	11,553,424
Athene Holding Ltd.
3.45% 5/15/52	12,375,000	7,350,673
3.95% 5/25/51	5,515,000	3,618,044
Berkshire Hathaway Finance Corp. 3.85% 3/15/52	17,720,000	13,217,543
Brighthouse Financial, Inc.
3.85% 12/22/51	10,340,000	6,082,715
4.70% 6/22/47	2,364,000	1,641,864
Marsh & McLennan Cos., Inc. 5.70% 9/15/53	14,965,000	14,449,994
Prudential Financial, Inc. 3.70% 3/13/51	8,920,000	6,195,689
		86,581,908
Internet–0.06%
Amazon.com, Inc. 2.50% 6/3/50	7,010,000	4,106,862
		4,106,862
Iron & Steel–0.20%
Vale Overseas Ltd. 6.13% 6/12/33	13,475,000	13,013,845
		13,013,845
Media–1.16%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	7,510,000	4,197,090
4.40% 12/1/61	18,914,000	11,652,876
Comcast Corp.
2.80% 1/15/51	1,245,000	728,739
3.38% 8/15/25	17,200,000	16,538,971
4.80% 5/15/33	3,005,000	2,819,117
Discovery Communications LLC 4.00% 9/15/55	33,235,000	19,940,077
Time Warner Cable LLC
6.75% 6/15/39	6,015,000	5,505,926
7.30% 7/1/38	14,595,000	14,059,655
		75,442,451
LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining–0.15%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	2,870,000	$2,413,797
BHP Billiton Finance USA Ltd. 5.25% 9/8/30	7,450,000	7,276,295
		9,690,092
Miscellaneous Manufacturing–0.14%
Teledyne Technologies, Inc. 2.25% 4/1/28	10,470,000	9,007,754
		9,007,754
Office Business Equipment–0.35%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	2,635,000	2,376,520
3.28% 12/1/28	23,485,000	20,239,418
		22,615,938
Oil & Gas–1.12%
BP Capital Markets America, Inc.
2.72% 1/12/32	7,265,000	5,896,619
2.94% 6/4/51	10,410,000	6,355,922
4.81% 2/13/33	16,583,000	15,519,706
μBP Capital Markets PLC 4.88% 3/22/30	5,850,000	5,226,527
ConocoPhillips Co. 5.55% 3/15/54	13,605,000	12,930,566
Diamondback Energy, Inc.
3.13% 3/24/31	10,725,000	8,933,726
4.25% 3/15/52	8,872,000	6,300,108
Occidental Petroleum Corp. 6.13% 1/1/31	7,497,000	7,389,380
Petroleos Mexicanos 6.75% 9/21/47	7,932,000	4,699,998
		73,252,552
Pharmaceuticals–1.59%
AbbVie, Inc.
2.95% 11/21/26	14,660,000	13,604,642
4.05% 11/21/39	21,570,000	17,646,893
CVS Health Corp.
2.70% 8/21/40	36,905,000	23,266,266
3.75% 4/1/30	4,145,000	3,663,925
5.25% 1/30/31	3,225,000	3,098,653
Pfizer Investment Enterprises Pte. Ltd.
4.75% 5/19/33	16,970,000	16,041,364
5.11% 5/19/43	5,425,000	4,982,032
5.30% 5/19/53	4,515,000	4,195,123
Takeda Pharmaceutical Co. Ltd.
3.18% 7/9/50	21,445,000	13,570,347
4.40% 11/26/23	3,417,000	3,408,860
		103,478,105
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines–1.90%
Cheniere Energy Partners LP 4.50% 10/1/29	8,470,000	$7,669,358
μEnergy Transfer LP 6.50% 11/15/26	15,980,000	14,683,226
Enterprise Products Operating LLC
3.20% 2/15/52	11,315,000	7,224,352
3.30% 2/15/53	19,037,000	12,387,517
5.35% 1/31/33	5,635,000	5,509,046
Kinder Morgan, Inc. 5.20% 6/1/33	18,870,000	17,453,310
MPLX LP
4.70% 4/15/48	3,590,000	2,721,216
5.50% 2/15/49	12,350,000	10,452,672
ONEOK, Inc.
5.65% 11/1/28	9,345,000	9,223,962
5.80% 11/1/30	3,175,000	3,108,487
6.05% 9/1/33	5,280,000	5,187,234
6.63% 9/1/53	5,455,000	5,341,564
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	11,805,000	11,226,555
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	14,002,000	11,696,783
		123,885,282
Real Estate Investment Trusts–0.66%
American Homes 4 Rent LP 3.63% 4/15/32	8,130,000	6,727,066
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	6,000,000	4,478,380
Crown Castle, Inc.
2.10% 4/1/31	11,178,000	8,527,269
4.30% 2/15/29	13,740,000	12,686,937
VICI Properties LP 4.95% 2/15/30	11,785,000	10,782,893
		43,202,545
Retail–0.23%
CK Hutchison International 23 Ltd.
4.75% 4/21/28	4,400,000	4,241,776
4.88% 4/21/33	6,925,000	6,468,291
InRetail Consumer 3.25% 3/22/28	4,820,000	4,109,270
		14,819,337
Semiconductors–0.59%
Broadcom, Inc.
3.14% 11/15/35	3,000	2,187
3.47% 4/15/34	18,997,000	14,920,457
Entegris Escrow Corp. 4.75% 4/15/29	5,905,000	5,308,644
LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 2/15/42	4,515,000	$2,939,834
3.25% 5/11/41	8,930,000	6,008,043
SK Hynix, Inc.
1.50% 1/19/26	3,637,000	3,267,832
2.38% 1/19/31	7,615,000	5,718,918
		38,165,915
Software–0.69%
Autodesk, Inc. 2.40% 12/15/31	11,900,000	9,380,642
Oracle Corp.
3.60% 4/1/50	26,756,000	17,307,186
4.65% 5/6/30	8,980,000	8,397,945
Workday, Inc.
3.50% 4/1/27	960,000	895,713
3.70% 4/1/29	1,465,000	1,328,735
3.80% 4/1/32	9,190,000	7,879,699
		45,189,920
Telecommunications–0.82%
AT&T, Inc. 3.50% 9/15/53	46,104,000	28,485,311
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	1,762,500	1,743,805
T-Mobile USA, Inc.
3.00% 2/15/41	6,441,000	4,268,107
3.75% 4/15/27	13,240,000	12,371,715
5.75% 1/15/34	3,335,000	3,253,366
Verizon Communications, Inc. 2.88% 11/20/50	5,390,000	3,115,938
		53,238,242
Transportation–0.13%
Burlington Northern Santa Fe LLC 2.88% 6/15/52	7,791,000	4,792,335
Rumo Luxembourg Sarl 5.25% 1/10/28	3,675,000	3,397,049
		8,189,384
Total Corporate Bonds (Cost $2,120,750,834)		1,857,277,539
NON-AGENCY ASSET-BACKED SECURITIES–3.05%
•Apex Credit CLO Ltd. Series 2018-1A A2 6.64% (TSFR03M + 1.29%) 4/25/31	7,000,000	6,953,128
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A A 3.35% 9/22/25	5,870,000	5,740,053
•Black Diamond CLO DAC Series 2017-2A A2 6.89% (TSFR03M + 1.56%) 1/20/32	2,225,015	2,216,106
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Catamaran CLO Ltd. Series 2014-1A A1BR 7.00% (TSFR03M + 1.65%) 4/22/30	11,150,000	$10,858,182
φ•Citicorp Residential Mortgage Trust Series 2006-3 A5 4.68% 11/25/36	766,086	750,544
DataBank Issuer Series 2021-1A A2 2.06% 2/27/51	8,500,000	7,464,403
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	26,305,000	22,482,155
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	43,010,000	36,259,021
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,420,000	1,318,710
Ford Credit Floorplan Master Owner Trust A Series 2020-2 A 1.06% 9/15/27	5,372,000	4,895,349
Hardee's Funding LLC Series 2018-1A A2II 4.96% 6/20/48	2,612,500	2,461,790
•ICG US CLO Ltd. Series 2014-1A A1A2 6.79% (TSFR03M + 1.46%) 10/20/34	4,000,000	3,929,360
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	2,081,221	1,990,129
•KKR CLO 41 Ltd. Series 2022-41A A1 6.64% (TSFR03M + 1.33%) 4/15/35	5,600,000	5,528,225
•Marathon CLO XIII Ltd. Series 2019-1A AANR 6.89% (TSFR03M + 1.58%) 4/15/32	3,250,000	3,229,954
•Midocean Credit CLO IX Series 2018-9A A1 6.74% (TSFR03M + 1.41%) 7/20/31	7,000,000	6,985,867
•MKS CLO Ltd. Series 2017-2A A 6.78% (TSFR03M + 1.45%) 1/20/31	5,576,627	5,567,900
•Oaktree CLO Ltd. Series 2019-2A A1AR 6.69% (TSFR03M + 1.38%) 4/15/31	5,582,715	5,539,706
•Octagon Investment Partners 51 Ltd. Series 2021-1A A 6.74% (TSFR03M + 1.41%) 7/20/34	11,000,000	10,906,093
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	9,200,000	8,933,663
•Regatta XIX Funding Ltd. Series 2022-1A A1 6.65% (TSFR03M + 1.32%) 4/20/35	3,000,000	2,968,950
•Signal Peak CLO 5 Ltd. Series 2018-5A A 6.72% (TSFR03M + 1.37%) 4/25/31	3,792,655	3,780,519
LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Steele Creek CLO Ltd. Series 2017-1A A 6.82% (TSFR03M + 1.51%) 10/15/30	5,157,174	$5,144,245
•TICP CLO IX Ltd. Series 2017-9A A 6.73% (TSFR03M + 1.40%) 1/20/31	8,680,562	8,653,158
•Venture 34 CLO Ltd. Series 2018-34A A 6.80% (TSFR03M + 1.49%) 10/15/31	7,500,000	7,477,717
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.70% (TSFR03M + 1.39%) 4/15/34	15,000,000	14,715,525
•Zais CLO 17 Ltd. Series 2021-17A A1A 6.92% (TSFR03M + 1.59%) 10/20/33	2,000,000	1,972,538
Total Non-Agency Asset-Backed Securities (Cost $213,045,117)		198,722,990
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.11%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.66% 1/25/45	867,818	802,879
Series 2015-1 B2 3.66% 1/25/45	490,371	453,677
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 A2 2.50% 1/25/52	10,867,473	8,255,458
Series 2021-PJ8 A2 2.50% 1/25/52	15,387,264	11,688,911
Series 2021-PJ9 A2 2.50% 2/26/52	17,127,518	13,010,892
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.41% 6/25/29	588,553	527,152
Series 2014-2 B2 3.41% 6/25/29	219,277	195,464
Series 2015-1 B2 6.56% 12/25/44	1,532,455	1,508,052
Series 2015-4 B1 3.54% 6/25/45	1,594,874	1,399,705
Series 2015-4 B2 3.54% 6/25/45	1,142,171	1,002,401
Series 2015-5 B2 6.65% 5/25/45	1,254,732	1,239,700
Series 2015-6 B1 3.52% 10/25/45	1,172,882	1,064,821
Series 2015-6 B2 3.52% 10/25/45	993,761	902,203
Series 2015-6 B3 3.52% 10/25/45	1,788,737	1,536,342
Series 2016-4 B1 3.81% 10/25/46	1,105,132	984,663
Series 2016-4 B2 3.81% 10/25/46	2,026,740	1,805,807
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2017-1 B3 3.45% 1/25/47	3,996,506	$3,352,164
Series 2017-2 A3 3.50% 5/25/47	330,835	279,810
Series 2020-2 A3 3.50% 7/25/50	460,011	388,550
Series 2020-7 A3 3.00% 1/25/51	2,037,945	1,645,264
Series 2021-1 A3 2.50% 6/25/51	3,495,533	2,653,191
Series 2021-10 A3 2.50% 12/25/51	7,191,062	5,458,185
Series 2021-11 A3 2.50% 1/25/52	12,410,266	9,419,682
Series 2021-12 A3 2.50% 2/25/52	16,116,078	12,161,972
Series 2021-13 A3 2.50% 4/25/52	16,263,084	12,272,910
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	4,918,966	3,763,957
Series 2021-1 A2 2.50% 3/25/51	3,376,765	2,554,602
Series 2021-4 A3 2.50% 7/25/51	3,485,432	2,636,811
Series 2021-5 A3 2.50% 8/25/51	11,110,254	8,405,167
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	682,254	636,197
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	3,552,733	2,676,623
Series 2021-4 A1 2.50% 9/25/51	16,381,370	12,341,698
Series 2021-6 A1 2.50% 12/25/51	7,341,672	5,531,204
•Sequoia Mortgage Trust
Series 2013-4 B2 3.44% 4/25/43	401,341	365,686
Series 2015-1 B2 3.92% 1/25/45	675,451	625,658
Series 2020-4 A2 2.50% 11/25/50	2,780,548	2,151,674
•Towd Point Mortgage Trust
Series 2017-1 A1 2.75% 10/25/56	70,389	69,529
Series 2017-2 A1 2.75% 4/25/57	24,331	24,126
Series 2018-1 A1 3.00% 1/25/58	654,436	627,888
LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	713,722	$578,046
Total Non-Agency Collateralized Mortgage Obligations (Cost $178,589,905)		136,998,721
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.95%
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	3,503,077
Series 2017-BNK7 A5 3.44% 9/15/60	17,405,000	15,829,729
Series 2019-BN20 A3 3.01% 9/15/62	6,159,000	5,114,615
Series 2019-BN21 A5 2.85% 10/17/52	12,550,000	10,630,606
Series 2020-BN25 A5 2.65% 1/15/63	40,000,000	32,915,428
•Series 2022-BNK40 B 3.51% 3/15/64	8,850,000	6,640,509
•Series 2022-BNK41 A4 3.92% 4/15/65	5,845,000	5,017,513
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	18,430,000	14,577,903
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,105,356
Series 2020-B17 A5 2.29% 3/15/53	21,500,000	16,925,224
Series 2020-B20 A5 2.03% 10/15/53	22,100,000	16,456,959
Series 2020-B21 A5 1.98% 12/17/53	13,290,000	10,145,799
Series 2020-B22 A5 1.97% 1/15/54	24,350,000	18,505,545
Series 2021-B24 A5 2.58% 3/15/54	6,634,000	5,116,530
Series 2021-B25 A5 2.58% 4/15/54	14,130,000	10,756,516
•Series 2022-B32 B 3.20% 1/15/55	9,000,000	6,228,308
•Series 2022-B32 C 3.57% 1/15/55	11,000,000	7,168,308
•Series 2022-B33 B 3.74% 3/15/55	4,450,000	3,396,223
•Series 2022-B33 C 3.74% 3/15/55	4,450,000	2,894,616
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	3,555,000	2,961,712
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	16,282,000	14,396,233
Series 2019-CF2 A5 2.87% 11/15/52	5,950,000	4,944,866
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Cantor Commercial Real Estate Lending (continued)
Series 2019-CF3 A4 3.01% 1/15/53	13,150,000	$10,878,783
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	9,638,427	8,965,053
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,226,952
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	13,397,863
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	7,090,000	6,580,576
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,991,000	4,857,103
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	6,851,948
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	7,330,499
Series 2017-C4 A4 3.47% 10/12/50	18,940,000	17,143,210
Series 2019-C7 A4 3.10% 12/15/72	11,904,000	9,994,634
Series 2020-555 A 2.65% 12/10/41	6,700,000	5,255,018
COMM Mortgage Trust
Series 2014-CR19 A5 3.80% 8/10/47	3,947,000	3,881,802
Series 2014-CR20 AM 3.94% 11/10/47	11,135,000	10,632,016
Series 2015-3BP A 3.18% 2/10/35	22,346,000	21,044,915
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,189,575
Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	7,660,870
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,293,458
Series 2020-C9 A5 1.93% 8/15/53	11,250,000	8,747,060
Series 2020-C9 B 2.57% 8/15/53	3,250,000	2,298,967
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	9,310,000	7,095,873
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	4,895,288
Series 2017-GS6 A3 3.43% 5/10/50	14,900,000	13,535,638
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	2,445,765
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	1,936,894
LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2019-GC42 A4 3.00% 9/10/52	20,000,000	$16,998,320
Series 2020-GC47 A5 2.38% 5/12/53	14,250,000	11,470,756
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	8,529,000	7,450,127
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	8,116,474
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	9,646,375
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	11,309,547	10,674,087
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	17,057,637
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	10,703,327
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	6,509,993
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	3,799,091
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	4,533,000	4,443,631
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	17,179,066
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	5,405,220
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	4,559,258
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	6,400,000	5,418,002
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	770,402	723,082
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	5,546,019
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,012,437
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	7,163,637
Series 2019-C54 A4 3.15% 12/15/52	28,403,000	24,092,643
Series 2020-C58 A4 2.09% 7/15/53	3,275,000	2,517,588
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $708,777,671)		582,858,105
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–1.21%
Kazakhstan—0.06%
Kazakhstan Government International Bonds 4.88% 10/14/44		4,957,000	$4,242,994
			4,242,994
United Kingdom—1.15%
U.K. Gilts 4.50% 6/7/28	GBP	61,145,000	74,620,312
			74,620,312
Total Sovereign Bonds (Cost $81,048,177)			78,863,306
SUPRANATIONAL BANK–0.43%
Central American Bank for Economic Integration 2.00% 5/6/25		30,000,000	28,225,425
Total Supranational Bank (Cost $29,998,612)			28,225,425
U.S. TREASURY OBLIGATIONS–18.16%
U.S. Treasury Bonds
1.75% 8/15/41		13,170,000	8,201,412
2.00% 11/15/41		4,800,000	3,114,938
2.25% 8/15/46		131,705,000	83,509,202
3.63% 2/15/53		99,695,000	82,450,881
3.63% 5/15/53		59,450,000	49,222,742
3.88% 2/15/43		7,990,000	6,953,797
4.13% 8/15/53		885,000	803,414
4.38% 8/15/43		1,970,000	1,837,949
U.S. Treasury Notes
3.38% 5/15/33		136,230,000	123,543,581
3.50% 1/31/30		170,045,000	159,383,976
3.88% 8/15/33		7,615,000	7,194,985
4.00% 6/30/28		301,715,000	293,665,337
4.00% 7/31/30		25,910,000	24,958,617
4.13% 6/15/26		54,780,000	53,765,714
4.13% 8/31/30		4,560,000	4,426,050
4.38% 8/31/28		168,540,000	166,867,766
4.63% 6/30/25		33,765,000	33,476,151
4.63% 9/30/28		42,945,000	42,958,420
^U.S. Treasury Strip Principal 0.00% 5/15/44		97,675,000	35,573,495
Total U.S. Treasury Obligations (Cost $1,300,893,097)			1,181,908,427

	Number of Shares
MONEY MARKET FUND–0.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	5,677,422	5,677,422
Total Money Market Fund (Cost $5,677,422)		5,677,422

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—3.77%
Discounted Commercial Paper–3.77%
≠American Honda Finance Corp.
5.59% 10/5/23	7,500,000	$7,495,425
5.75% 11/7/23	11,900,000	11,831,509
5.82% 11/16/23	10,000,000	9,927,678
≠AT&T, Inc.
6.01% 3/25/24	9,250,000	8,986,285
6.07% 3/25/24	2,938,000	2,854,239
≠Bank of Montreal
5.99% 7/5/24	15,000,000	14,343,400
≠BNP Paribas Fortis SA
5.90% 2/26/24	3,425,000	3,346,111
≠BPCE SA
5.89% 2/15/24	26,000,000	25,439,830
5.90% 3/1/24	11,700,000	11,420,571
≠Citigroup Global Markets, Inc.
5.84% 3/1/24	6,000,000	5,856,344
5.94% 5/1/24	6,000,000	5,797,721
≠Duke Energy Corp.
5.93% 2/27/24	10,000,000	9,757,645
≠DZ Bank AG Deutsche Zentral-Genossenschaftsbank
5.38% 10/2/23	7,645,000	7,643,874
≠Lloyds Bank Corporate Markets PLC
5.97% 5/3/24	10,000,000	9,662,083
≠Lloyds Bank PLC
5.70% 1/2/24	2,500,000	2,464,867
5.86% 1/29/24	4,165,000	4,086,381
5.93% 6/28/24	4,750,000	4,545,041
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠Natixis SA
5.93% 3/15/24	6,000,000	$5,843,256
≠NatWest Markets PLC
5.88% 2/6/24	1,518,000	1,487,775
5.91% 2/12/24	7,000,000	6,850,959
5.98% 5/21/24	3,000,000	2,887,690
≠Oncor Electric Delivery Co. LLC
5.43% 10/2/23	10,000,000	9,998,514
≠Peoples Gas Light & Coke Co.
5.46% 10/2/23	3,000,000	2,999,552
≠Societe Generale SA
6.01% 5/20/24	25,000,000	24,086,500
≠Sony Capital Corp.
5.56% 10/5/23	5,000,000	4,996,955
≠Southern California Edison Co.
5.91% 10/16/23	4,535,000	4,524,229
5.91% 10/16/23	10,000,000	9,976,250
≠Toronto-Dominion Bank
5.94% 5/16/24	6,800,000	6,556,624
≠VW Credit, Inc.
5.68% 10/24/23	10,500,000	10,462,635
≠Wisconsin Gas LLC
5.45% 10/2/23	9,450,000	9,448,590
Total Short-Term Investments (Cost $245,616,432)		245,578,533

TOTAL INVESTMENTS–98.96% (Cost $7,201,132,697)	6,441,922,903

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.04%	67,424,349
NET ASSETS APPLICABLE TO 577,868,226 SHARES OUTSTANDING–100.00%	$6,509,347,252

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2023.
ΔSecurities have been classified by country of origin.
^Zero coupon security. The rate shown is the yield at the time of purchase.
≠The rate shown is the effective yield at the time of purchase.
LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2023:
Foreign Currency Exchange Contract
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	GBP	(62,100,000)	USD	76,399,146	11/17/23	$610,102	$—
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
4,655	U.S. Treasury 10 yr Notes	$503,030,938	$512,351,551	12/19/23	$—	$(9,320,613)
(627)	U.S. Treasury 2 yr Notes	(127,099,758)	(127,489,951)	12/29/23	390,193	—
6,683	U.S. Treasury 5 yr Notes	704,116,703	711,341,663	12/29/23	—	(7,224,960)
701	U.S. Treasury Long Bonds	79,760,656	84,154,990	12/19/23	—	(4,394,334)
(165)	U.S. Treasury Ultra Bonds	(19,583,438)	(21,029,428)	12/19/23	1,445,990	—
Total Futures Contracts					$1,836,183	$(20,939,907)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
BMO–Bank of Montreal
BNP–BNP Paribas
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$137,035,011	$—	$137,035,011
Agency Commercial Mortgage-Backed Security	—	2,684,577	—	2,684,577
Agency Mortgage-Backed Securities	—	1,986,092,847	—	1,986,092,847
Corporate Bonds	—	1,857,277,539	—	1,857,277,539
Non-Agency Asset-Backed Securities	—	198,722,990	—	198,722,990
Non-Agency Collateralized Mortgage Obligations	—	136,998,721	—	136,998,721
Non-Agency Commercial Mortgage-Backed Securities	—	582,858,105	—	582,858,105
Sovereign Bonds	—	78,863,306	—	78,863,306
Supranational Bank	—	28,225,425	—	28,225,425
U.S. Treasury Obligations	—	1,181,908,427	—	1,181,908,427
Money Market Fund	5,677,422	—	—	5,677,422
Short-Term Investments	—	245,578,533	—	245,578,533
Total Investments	$5,677,422	$6,436,245,481	$—	$6,441,922,903
Derivatives:

Assets:
Foreign Currency Exchange Contract	$—	$610,102	$—	$610,102
Futures Contracts	$1,836,183	$—	$—	$1,836,183
Liabilities:
Futures Contracts	$(20,939,907)	$—	$—	$(20,939,907)
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Bond Fund–14